Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents
	September 30,	December 31,
	2023	2022
	$’000	$’000
Cash at bank and in hand	49,496	130,252
Cash equivalents	36,943	35,703
	86,439	165,955